Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Held to maturity, fair value (in Dollars)	$ 127,845	$ 128,559	$ 127,157
Preferred stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	8,060,640	8,027,087	7,954,267
Common stock, shares outstanding	8,027,342	7,993,789	7,922,968
Treasury stock shares	33,298	33,298	31,298